SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.SUBSEQUENT EVENTS

Banking Environment

Silicon Valley Bank (“SVB”) was closed on March 10, 2023 by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. At the time of closing, the Company did not maintain any of its cash and cash equivalents with SVB. The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The Company does not believe it will be impacted by the closure of SVB and will continue to monitor the situation as it evolves.

Senior Secured Credit Agreement Amendment

As of the date of the issuance of these financial statements, the Company entered into an amendment to the Credit Agreement by which the Senior Secured Lender waived the violations and agreed to extend the DSCR covenant for each fiscal quarter beginning on June 30, 2023. In connection with the amendment to the Credit Agreement, the Company will pay an amount equal to 2% of the aggregate principal amount of the loan outstanding on August 1, 2023.